Material Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2026
Material Accounting Policies [Abstract]
Basis of preparation

3.1. Basis of preparation

These consolidated financial statements were approved by the Board of Directors on October 30, 2026.

The consolidated financial statements were prepared based on the International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB) (currently referred to by the IFRS Foundation as “IFRS® Accounting Standards”), including interpretations issued by the IFRS Interpretations Committee (IFRIC® Interpretations) or its predecessor body, Standing Interpretations Committee (SIC® Interpretations) and the accounting practices adopted in Brazil (BR GAAP), which comprise the Brazilian corporate law, as well as the Accounting Pronouncements, Guidelines and Interpretations issued by the Accounting Pronouncements Committee (CPC) and approved by the Securities and Exchange Commission of Brazil (CVM).

All information of significance to the financial statements is disclosed and is consistent with that used by Management in the performance of its duties.

The consolidated financial statements have been prepared based on the historical cost convention for going concern enterprises, unless otherwise stated, as described in the summary of significant accounting policies.

Management has not identified any significant uncertainty as to the Company’s ability to continue operation as a going concern in the next 12 months from the date of approval of these financial statements.

The preparation of the financial statements requires the use of critical accounting estimates. It also requires Management’s judgmental analysis when applying the Company’s accounting practices. Those areas requiring a higher level of judgment and of greater complexity, as well as the areas in which assumptions and estimates are significant to the financial statements (Note 4).

The non-financial data in these financial statements, such as sales volume, planted and leased area and number of farms, not being of an accounting nature, have not been audited by the independent auditors.

Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of June 30, 2026 and 2025 and for the year ended June 30, 2026, 2025 and 2024. The table below shows the Company’s direct and indirect interest percentage in Group companies.

		Ownership %
		2026	2025	2024
Imobiliária Jaborandi Ltda.	Brazil	100	100	99.99
Imobiliária Cremaq Ltda.	Brazil	100	100	99.99
Imobiliária Araucária Ltda.	Brazil	100	100	99.99
Imobiliária Mogno Ltda.	Brazil	100	100	99.99
Imobiliária Cajueiro Ltda.	Brazil	100	100	99.99
Imobiliária Ceibo Ltda.	Brazil	100	100	99.99
Imobiliária Flamboyant Ltda.	Brazil	100	100	99.99
Palmeiras S.A.	Paraguay	100	100	99.99
Agropecuaria Morotí S.A. (b)	Paraguay	-	100	99.99
Agrifirma Agro Ltda.	Brazil	100	100	99.99
Agrifirma Bahia Agropecuária Ltda.(a)	Brazil	100	100	99.99
Companhia Agrícola Novo Horizonte (a)	Brazil	100	100
Agropecuaria Acres Del Sud S.A.	Bolivia	100	100	100
Ombú Agropecuaria S.A.	Bolivia	100	100	100
Yuchán Agropecuaria S.A	Bolivia	100	100	100
Yatay Agropecuaria S.A. (c)	Bolivia	-	100	100

(a)	Subsidiaries of Agrifirma – indirect control.

(b)	Agropecuaria Morotí S.A. was merged into the subsidiary Palmeiras S.A., which assumed its assets and liabilities effective April 17, 2026.

(c)	Yatay Agropecuaria S.A. was merged into the subsidiary Yuchán Agropecuaria S.A., which assumed its assets and liabilities effective June 1, 2026.

The subsidiaries are fully consolidated from the date control is obtained, being consolidated until control ceases. The investor controls the investee when it is exposed to, or has rights to, variable returns arising from the investee and has capacity to affect such returns through its power over the investee.

The financial statements of the subsidiaries are prepared for the same reporting period as that of the Company, using consistent accounting policies. All intragroup balances, revenues and expenses are fully eliminated in the consolidated financial statements. The Company and its consolidated companies are referred to as the “BrasilAgro Group.”

The Group carried out two internal reorganizations during the year ended June 30, 2026 to simplify the corporate structure and promote greater business management efficiency. The first took place on April 17, 2026, with the merger of Agropecuária Morotí S.A. into Palmeiras S.A. The second was approved on May 11, 2026, upon the merger of Yatay Agropecuária S.A. into Yuchán Agropecuária S.A., effective June 1, 2026. As these constituted business combinations between entities under common control, the “predecessor accounting method” was adopted, whereby the assets and liabilities of the merged entities were recorded at their historical book values prior to the transaction, without any remeasurement.

Foreign currency translation

3.2. Foreign currency translation

a) Functional and presentation currency

The financial statements of the Company and its subsidiaries domiciled in Brazil are measured using the currency of the primary economic environment in which these companies operate (the “functional currency”). The functional currency of the entities in Brazil, as well as the presentation currency of the Group’s consolidated financial statements, is the Brazilian Real/ Reais (“R$”). For subsidiaries domiciled in Paraguay, the functional currency is the US dollar, and for subsidiaries headquartered in Bolivia, the functional currency is the Bolivian boliviano.

b) Transactions and balances in foreign currencies

Transactions in foreign currencies are translated into the functional currency using the exchange rates in effect on the transaction or valuation dates when the items are remeasured. Exchange gains and losses resulting from the settlement of these transactions and translation at the year-end exchange rates, of monetary assets and liabilities in foreign currencies, are recorded in the statement of operations under “Financial income” and “Financial expense.”

c) Subsidiaries abroad

In preparing the Company’s financial statements, the financial statements of companies abroad, whose functional currency is the U.S. dollar and the Bolivian boliviano, are translated into Reais as follows: a) The assets and liabilities of each balance sheet, at the closing exchange rate; b) Equity of each balance sheet, at the historical exchange rate; and c) Revenues and expenses of each statement of operations are translated at average exchange rates (unless such average is not a reasonable approximation of the cumulative effect of the rates in effect on the transaction dates, in which case, revenues and expenses are translated at the rate on the transaction dates). The effects of exchange rate variations resulting from these translations are presented in the Statement of Comprehensive Income and incorporated into the Statement of Changes in Equity.

Investments in subsidiaries and in joint venture

3.3. Investments in subsidiaries and in joint venture

In the consolidated financial statements, investments in subsidiaries are consolidated and investments in associates and joint ventures are accounted for using the equity method.

Upon applying the equity method, the Company determines whether it is necessary to recognize an additional impairment loss on the Company’s investment in its subsidiary or joint venture. The Company determines, at each reporting date, whether there is objective evidence that the investment in the subsidiary or joint venture has suffered an impairment loss. If so, the Company calculates the impairment loss as the difference between the recoverable amount of the subsidiary or joint venture and its carrying amount and recognizes the loss under “Share of equity results” in the statement of operations. No impairment losses were recognized for the year ended June 30, 2026.

A joint venture arises from an agreement in which the parties have joint control and rights to the net assets of the investee. Joint control is the agreed contractual sharing, when decisions over the relevant activities require the unanimous consent of the parties.

Cash and cash equivalents and marketable securities

3.4. Cash and cash equivalents and marketable securities

Cash and cash equivalents include cash, bank deposits and short-term highly liquid financial investments for which there no early withdrawal penalties or other restrictions affecting their immediate redemption from the issuer of the instrument.

Marketable securities include the financial investments provided as guarantee for loans recorded in current and noncurrent assets matching the maturities of loans and financing. Certain debt agreements require the Company to hold marketable securities as guarantee for the outstanding balances. The Company records the purchases and sales of such investments as investing activities in the statement of cash flows.

Cash equivalents and marketable securities are measured at fair value through profit or loss.

Financial investments and repurchase agreements maturing within 90 days from the date of contract may have repurchase guarantee contractually provided by the financial institution issuing the security, allowing the redemption of securities at the amount originally invested plus interest with no penalty. They are classified as cash and cash equivalents. Investments in deposit certificates that are not eligible for redemption without penalties are held in marketable securities.

The fixed income investments held by the Company have yet to be allocated to rural activities under a policy approved by the Board of Directors.

Financial instruments

3.5. Financial instruments

a) Financial assets

Initial recognition and measurement

Financial assets are measured at fair value upon initial recognition and subsequently measured at amortized cost or at fair value through profit or loss.

The classification of financial assets upon initial recognition depends on the characteristics of the contractual cash flows of the financial asset and on the Company’s business model for managing these financial assets. Trade accounts receivable that do not contain a significant financial component or for which the Company applied the practical expedient are measured at the transaction price pursuant to IFRS 15.

For a financial asset to be classified and measured at its amortized cost, it must generate cash flows that are “solely payments of principal and of interest” (also referred to as the “SPPI test”) applicable to the outstanding principal.

Under the Company’s business model, financial assets are managed to generate cash flows. The business model determines if cash flows result in the collection of contractual cash flows, upon the sale of financial assets or both.

Purchases or sales of financial assets that require delivery of assets within a timeframe set by regulations or market conventions (typically negotiations) are recognized on the date of the trade, i.e. on the date the Company undertakes to purchase or sell the asset.

Subsequent measurement

For the purposes of subsequent measurement, the Company’s financial assets are classified as:

i.	Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition as at fair value through profit or loss or financial assets to be mandatorily measured at fair value. The Company designates certain financial assets at the initial recognition by the fair value through profit or loss. This designation cannot be subsequently altered. These assets are mainly marketable securities, derivatives and receivables from the sale of farms, which consist of debt instruments recognized in the consolidated balance sheet in “Accounts receivable.”

Changes in fair value related to credits for the sale of farms designated at fair value through profit or loss are recognized in “Income/Expense from indexation for inflation of farm receivables” under “Financial income.”

ii.	Financial assets at amortized cost (debt instrument).

The Company measures financial assets at amortized cost when the following conditions are met:

●	The financial asset is maintained within a business model whose objective is to hold financial assets for the purpose of receiving contractual cash flows.

●	The contractual terms of the financial asset give rise, on specific dates, to cash flows composed solely of payments of principal and interest on the outstanding principal.

●	Financial assets at amortized cost are subsequently measured using the effective interest rate method and are subject to impairment tests. Gains and losses are recognized as profit or loss upon derecognition, modification or impairment of the asset.

●	The Company’s financial assets at amortized cost include all trade account receivables, loans with affiliates and marketable securities given as collateral for loans and financing.

Impairment of financial assets

The following financial assets held by the Company are subject to the “expected credit losses” model:

●	accounts receivable from customers from sales of agricultural and cattle products and the sale of farms;

●	financial assets measured at amortized cost; and

●	financial assets measured at fair value through others comprehensive income.

Although cash and cash equivalents are also subject to impairment tests under IFRS 9, the impairment losses on these assets are not significant.

Trade accounts receivable and contract assets

The Company applies the simplified approach under IFRS 9 to measure expected credit losses considering an estimate for expected losses over the useful life for all trade accounts receivable and contract assets.

Expected loss rates are based on payment profiles over a defined period and the corresponding historical credit losses incurred during this period. Historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors that affect the customers’ capacity to settle receivables.

Trade accounts receivable and contract assets are written off when there is no reasonable expectation of recovery. Indications that there is no reasonable expectation of recovery include: incapacity of the debtor to undertake a renegotiation plan of their debt with the Company or to make contractual payments of liabilities overdue more than 90 days.

Impairment losses of trade accounts receivable and contract assets are charged to operating profit. Subsequent recoveries of amounts previously written off are credited in the same account.

Financial assets measured at amortized cost and at fair value through other comprehensive income

All investments in marketable securities at amortized cost and at fair value through other comprehensive income are considered to have low credit risk and the estimate for recognized losses during the year was therefore limited to expected credit losses over 12 months. Management considers “low credit risk” instruments traded in the market based on investment rating is assigned by at least one major rating agency. Other instruments are considered to have low credit risk when they pose a low risk of default and when the issuer is likely to meet its contractual cash flow obligations in the short term.

Estimated losses from investments in marketable securities at fair value through other comprehensive income are recognized in the statement of operations and reduce the fair value loss recognized in other comprehensive income. The expected credit losses from financial assets are insignificant.

Other financial assets at amortized cost include marketable securities that do not pay interest and listed private securities (previously held to maturity), loans to related parties and other accounts receivable. Estimated losses from other financial assets at amortized cost are recognized in the statement of operations for the year.

b) Financial Liabilities

Initial recognition and measurement

Financial liabilities are initially recognized at their fair value; in the case of financial liabilities not recognized at fair value through profit or loss, any transaction costs directly attributable to the issue of such financial liability are also included.

The Company’s financial liabilities include trade account payables and other payables, loans and financing and derivative instruments.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

(i)	Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trade and financial liabilities designated, upon initial recognition, as at fair value through profit or loss.

Financial liabilities are classified as held for trade when they are intended for repurchase in the short term. This category also includes derivate instruments contracted by the Company that are not designated as hedge instruments under the hedge relations pursuant to IFRS 9.

Gains and losses from held-for-trading liabilities are recognized in the statement of operations.

Financial liabilities that meet IFRS 9 are designated at fair value through profit or loss on the initial recognition date.

(ii)	Financial liabilities at amortized cost

After initial recognition, loans and financing, contracted and granted, that are subject to interest are subsequently measured at amortized cost, using the effective interest rate method.

Gains and losses are recognized when liabilities are derecognized, as well as through the amortization of the effective interest rate.

The amortized cost is calculated based on any premium or discount in the acquisition and fees or costs that compose the effective interest rate method. Amortization through the effective interest rate method is recorded as a financial expense in the statement of operations.

This category usually applies to loans and financing granted and contracted, subject to interest payments (Note 17).

Derivative financial instruments

3.6. Derivative financial instruments

The Company uses derivative financial instruments, such as future exchange contracts, interest rate swaps and forward commodity contracts, to hedge against risks related to exchange rates, interest rates and commodity prices, respectively. These derivative financial instruments are initially recognized at fair value on the date on which the derivative contract is signed and are, subsequently, remeasured at fair value. Derivatives are recorded as financial assets when their fair value is positive and as financial liabilities when their fair value is negative. The Company did not designate any derivative for hedge accounting. The Company does not operate with derivative instruments for speculative purposes.

Any gains or losses arising from changes in the fair value of derivatives during the year are recognized immediately in the statement of operations (Note 26). The fair value of derivative financial instruments is disclosed in Note 7.

Trade receivables and other credits

3.7. Trade receivables and other credits

Trade receivables are amounts due from customers for merchandise and farms sold in the ordinary course of the BrasilAgro Group’s business. If collection is expected in one year or less, trade receivables are classified as current assets. Otherwise, they are presented as non-current assets.

Trade receivables not related to the sale of farms are initially recognized at fair value, and subsequently, measured at amortized cost under the effective interest rate method less any expected credit losses, if necessary.

Accounts receivable from customers related to the sale of farms, for which the amount receivable is contractually determined in number of bags of soybeans or arrobas of cattle, equivalent to an amount in Reais initially classified as financial assets and measured at fair value through profit or loss. In these cases, the accounts receivable is subsequently remeasured at each balance sheet date by applying the number of bags of soybeans or arrobas of cattle to the quotation for future delivery on the due date of each installment (or based on estimates and broker quotes when there is no quotation for future delivery on a specific due date) and multiplying the resulting amount in US dollars by the USD to R$ exchange rate for future delivery also on the same due date (assuming that future soybean and arroba quotations are denominated in US dollars). The resulting amount in Reais is measured at fair value using a discounted cash flow calculation. The gain (loss) on the remeasurement of receivables is recognized in the financial result under “Income/Expense on the update of farm receivables” in “Financial result” (Note 26).

Inventories

3.8. Inventories

The inventories of agricultural products from biological assets are measured at fair value when they are ready to be harvested, less selling expenses, being transferred from biological assets to inventories. After harvesting, they are measured at net realizable value, pursuant to Technical Pronouncement IAS 2 - Inventories.

Net realizable value is the estimated selling price in the ordinary course of business, minus the estimated costs of completion and costs necessary to complete the sale.

When sales contracts are signed with customers, the sales prices defined in the contracts are used as the premise for calculating realizable value; for inventory quantities when there are no sales contracts signed with customers, the Company uses market prices to calculate the realizable value. The adjustment to realizable value is recognized in the statement of operations for the period to which it relates, under “Provision for the recoverable value of agricultural products”.

The inventories of seeds, manures, fertilizers, pesticides, fuel, lubricants, warehouse and sundry materials were recorded at the average acquisition cost.

In the event of a loss of quality of products which affect their sales (either due to storage, load, transportation and other events related to the operation) an assessment and physical segregation of these products is carried out. An internal process of registration, approval, disposal of inventories and destination of the product is then started upon the approval of the responsible officers duly formalized in the Company’s management system.

Non-current assets held for sale

3.9. Non-current assets held for sale

Pursuant to IFRS 5, an entity classifies non-current assets as “held for sale” when there is a firm intention to sell and the sale is considered highly probable within 12 months. These assets are reclassified to current assets and measured at the lower of their carrying amount and the net fair value selling costs.

From the classification date, the entity discontinues depreciation or amortization of the assets and performs impairment tests. Assets and liabilities directly related to the discontinued operation are presented separately in the financial statements, as required by IFRS 5.

Biological assets

3.10. Biological assets

The Company’s and its subsidiaries’ biological assets consist mainly of cultivation of grains (soybean, corn, beans), cotton, sugarcane and of beef cattle (or cattle production), which are measured at fair value less costs to sell.

Agricultural production

The fair value of biological assets is determined at initial recognition and at each subsequent balance sheet date. Gains and losses arising from the variation of fair value of biological assets is determined as the difference between fair value and costs incurred with plantation and treatment of crops of biological assets until evaluation, recorded in the statement of operations for the year under “Changes in fair value of biological assets and agricultural products”. In certain circumstances, the estimated fair value ex-selling expenses approximate cost value of formation, especially when only a small biological transformation has taken place. Biological assets continue to be recorded at their fair value.

Sugarcane crops have a five-year production cycle on average; the beginning of a new cycle depends on the completion of the previous cycle. Accordingly, the current cycle is classified as short-term biological asset, and the amount related to sugarcane stubble crops (bearer of other cycles) are classified as bearer plants in property, plant and equipment. The calculation methodology used to estimate the value of the biological asset “sugarcane” was the discounted cash flow using factors compatible with the risk and the time of operations. Thus, the future cash flows were projected in accordance with the projected productivity cycle for each harvest, taking into consideration the estimated useful life of each area, the prices of total sugar recoverable, estimated productivity and the related estimated costs of production, including the cost of land, harvest, loading and transportation for each planted hectare.

Soybean, corn, cotton and beans are temporary crops, in which the agricultural product is harvested between 90 to 240 days after planting date depending on the culture, variety, geographic location and climate conditions. The calculation methodology used to estimate the value of the biological assets of grains was the discounted cash flow using factors compatible with the risk and time of operations. The future cash flows are projected taking into consideration the estimated productivity, costs to be incurred based on the Company budget or on new internal estimates and market prices. These prices for commodities available in futures markets, were obtained from quotes on the following boards of trade: CBOT (“Chicago Board of Trade”), B3 (Brasil, Bolsa, Balcão), and NYBOT (“New York Board of Trade”). For the agricultural products not quoted on such markets, prices were obtained through direct market surveys or as disclosed by specialized companies. Based on market prices, related logistic and tax discounts were used to arrive at the prices of each of these products in each production unit of the Company.

Therefore, the fair value of the biological assets disclosed in the balance sheet was determined using valuation techniques under the discounted cash flow method. Data for these methods is based on the information observed in the market, whenever possible, and when not feasible, using a judgment to establish the fair value. Such judgment includes considerations on the costs incurred to sell the product, such as price, productivity and production cost. Changes in the assumptions on these factors might affect the fair value presented in biological assets.

Cattle production

The Company produces and sell beef calves after weaning, a breeding activity. In Paraguay, the main activity is feeding.

The Company segregates its cattle herd into cattle for consumption (current assets), which can be sold for meat production; and cattle for reproduction (non-current assets), to generate other biological assets. As at June 30, 2026, the Company had beef cattle, including breeding and raising, calves, heifers, pregnant heifers, pregnant cows, calves, steers and bulls.

The fair value of cattle is calculated at market value, based on specialized consulting sources in each location, with an active market. Gains or losses on changes in the fair value of biological assets are recognized in the statement of operations in the period in which they occur. The Company considered the prices in the cattle market in the State of Bahia and in Boqueron (Paraguay), in the main market, based on the metrics used in the market.

Accordingly, cattle for consumption, when applicable, and cattle for reproduction are measured based on the market price of the arroba and the age bracket of animals.

Investment properties

3.11. Investment properties

The Company’s business strategy is driven mainly by the acquisition, development, exploration and sale of rural properties where agricultural activities can be developed. The Company acquires rural properties believed to have significant potential to generate value by means of maintenance of assets and development of profitable agricultural activities. By acquiring rural properties, the Company seeks to implement higher value-added crops and transform these rural properties with investments in infrastructure and technology, in addition to entering into lease contracts with third parties. Based on this strategy, whenever the Company considers that its rural properties became profitable, it sells these rural properties to realize capital gains which are recorded under the heading “Gain from sale of farm” in the statement of operations.

The rural property land purchased by the Company is stated at acquisition cost, which does not exceed its net realizable value, and is presented in “non-current assets”. The fair value of each property is disclosed in Note 11.

Buildings, improvements and clearing areas in investment properties are valued at historical cost, less accumulated depreciation, following the same criteria as property, plant and equipment (Note 3.12).

Property, plant and equipment

3.12. Property, plant and equipment

Property, plant and equipment is stated at historical cost less accumulated depreciation. Historical cost includes expenditures directly attributable to the acquisition of the items and finance costs related to the acquisition of qualifying assets.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be reliably measured. All other repair and maintenance costs are charged to the statement of operations for the year, as incurred.

Depreciation is calculated using the straight-line method to allocate cost to their residual values over their useful lives estimated by specialists within the Group, except for permanent crops that depend on the volume produced in the period. The annual depreciation rates are as below:

Annual depreciation rates %

	2026	2025
Buildings and improvements	3	3
Equipment and facilities	7	7
Vehicles and agricultural machinery	7	7
Furniture and fixtures	10	10
Opening of areas	5	5
Stubble crops	5	5

The assets’ residual values and useful lives are reviewed and adjusted, if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the sale price with the carrying amount and are recognized in “Other operating expenses, net” in the statement of operations.

Intangible assets

3.13. Intangible assets

Intangible assets comprise software licenses amortized over their estimated useful life of five years.

Costs associated with software maintenance are recognized as an expense as incurred.

Impairment of non-financial assets

3.14. Impairment of non-financial assets

Pursuant to IAS 36 - Impairment of assets, requires investment properties, property, plant and equipment and intangible assets to be subject to impairment tests whenever events or changes in circumstances indicate that their book value may not be recovered.

Assets with definite useful life are reviewed for impairment indicators whenever events or changes in circumstances indicate that the book value may not be recovered. If any such indicators are detected, the assets are tested for impairment. An impairment loss is recognized at the amount at which the accounting cost exceeds its recoverable amount.

On June 30, 2026, 2025 and 2024, no impairment indicators were identified.

Trade accounts payables

3.15. Trade accounts payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. They are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, being classified as current liabilities if payment is due within a period of up to one year and measured at amortized cost. Otherwise, they are presented as non-current liabilities.

Loans, financing and debentures

3.16. Loans, financing and debentures

Loans and financing are recognized initially at fair value, net of transaction costs incurred and subsequently carried at amortized cost.

Any difference between the amounts raised (net of transaction costs) and the settlement value is recognized in the statement of operations during the period in which the loans are outstanding, using the effective interest rate method. Loans are derecognized when the contractual obligation is extinguished, canceled, or expired. Interest paid on loans is recognized in the statement of operations under “loans and financing.”

Fees paid on securing loan facilities are recognized as transaction costs to the extent that it is probable that some or all the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the loan to which it relates.

Loans are classified as current liabilities unless the Company has the right, at the balance sheet date, to defer settlement of the liability for at least one year or more after the balance sheet date.

Restrictive contractual clauses (covenants) that the Group is obligated to comply with up to the balance sheet date are considered when classifying loans as current or non-current. However, when the Group is obligated to comply only after the balance sheet date do not affect the classification at the balance sheet date but are subject to disclosure in the financial statements.

Provisions

3.17. Provisions

Provisions are recognized when: (i) the Company has a present or constructive obligation as a result of events that have already occurred; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the amount can be estimated reliably.

The contingent liabilities arising from labor, social security, tax, environmental, contractual, operating obligations and administrative and judicial claims are recorded at their estimated amount when the loss is considered to be probable (Note 4.a).

The assessment of the probability of loss includes an evaluation of available evidence, the hierarchy of laws, available case law, the most recent court decisions and their relevance to the legal system, as well as the assessment of external legal counsel. Provisions are reviewed and adjusted to take into account changes in circumstances, such as the applicable limitation period, tax audit findings, or additional exposures identified based on new matters or court decisions.

Current and deferred income tax and social contribution

3.18. Current and deferred income tax and social contribution

(a) Current income tax and social contribution

Current and deferred income tax and social contribution are calculated at the rates of 15%, plus a 10% surcharge on taxable profit exceeding R$ 240 per annum for income tax and of 9% on taxable profit for social contribution. Carryforward losses from income tax and social contribution offsets are limited to 30% of annual taxable profit, except for rural activities which can offset all taxable profit. There is no statute of limitations for tax carryforward losses.

As permitted by tax legislation in Brazil, certain subsidiaries opted to compute taxable profit as a percentage of gross sales. For these companies, the income tax and social contribution calculation basis is based on the estimated profit assessed at the rate of 8% and 12% on gross revenue, on which the nominal rates are applied respectively; no deferred taxes apply.

(b) Deferred income tax and social contribution

Income tax and social contribution are recorded for temporary tax differences and carryforward losses. A deferred income tax liability is recognized and social contribution for all the temporary tax differences. A deferred income tax asset is recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. The deferred tax assets and liabilities are classified as long term. The income tax related to items directly recognized in equity for the current or prior year are directly recognized in the same account. The tax assets are reviewed periodically and reversed when there is no longer any expectation of realization.

Deferred income tax and social contribution are calculated on temporary differences between the calculation bases of tax on assets and liabilities and the book values in the financial statements. The rates of these taxes, currently defined for the determination of these deferred credits are 25% for income tax and 9% for social contribution, based on the tax laws enacted, or substantially enacted, on the balance sheet date of the countries in which the Group entities operate and generate taxable profit (Note 18).

Deferred income tax assets and liabilities are presented net in the balance sheet when there is a legal right and intention to offset them when calculating current taxes, generally related to the same legal entity and the same tax authority. Therefore, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, rather than net.

Employee benefits

3.19. Employee benefits

a) Share-based payments

The Company operates a few equity-settled, share-based compensation plans, under which the entity receives services from employees as consideration for equity instruments of the Company.

The cost of transactions settled with shares is recognized as an expense in the year, jointly with a corresponding increase in equity during the year in which the conditions of performance and/or provision of services are met. The accumulated expenses recognized in connection with the equity instruments on each base date, until the date of acquisition, reflect the extent to which the acquisition period has expired and the best estimate of the Company as to the number of equity instruments to be acquired.

The expense or reversal for each year represents the changes in accumulated expenses recognized in the beginning and end of the year. Expenses related to services that did not complete their acquisition period are not recognized, except for transactions settled with shares in which the acquisition depends on a market condition or on the non-acquisition of rights, which are treated as acquired, irrespective of whether the market condition or the condition of non-acquisition of rights is fulfilled or not, provided that all other conditions of performance and/or provision of services are met.

When an equity instrument is modified, the minimum expense recognized is that which would have been incurred if the terms had not been modified. An additional expense is recognized in the event of a modification raises the total fair value of the consideration paid for such shares or that otherwise benefits, as measured on the date of modification.

If an equity instrument is canceled, such instrument is treated as if it was fully acquired on the date of cancellation, and any expenses not yet recognized, relating to the premium, are recognized immediately in the statement of income of the year.

This includes any premium whose non-acquisition conditions under the control of the Company or the employee are not met. However, if the canceled plan is replaced by a new plan and substitute grants are generated, on the date it is granted, the canceled grant and the new plan will be treated as a modification of the original grant, as described in the previous paragraph. All cancellations of transactions with share-based payments will be treated the same.

b) Profit sharing

The Company provides employees a profit-sharing program, under which all of the employees have the right to receive annual bonuses based on the Company’s consolidated financial and operational results, and also on personal goals set for individual employees. Profit sharing is recognized at year end, when the amount can be reliably measured by the Company.

Share Capital	3.20. Share Capital Common shares are recorded in equity. Incremental costs directly attributable to issue new shares or options are shown in equity as a deduction of the issued amount, net of taxes.
Revenue from contracts with customers

3.21. Revenue from contracts with customers

Revenue comprises the fair value of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenue is presented net of taxes, returns, rebates and discounts, when applicable, as well as eliminations of sales among the Company subsidiaries.

The Company applies the model of IFRS 15 to measure and account for revenue from contracts with customers, which establishes the recognition of revenue in an amount that reflects the Company’s expected consideration in exchange for the transfer of goods or services to a customer. The model is based on five steps: i) identification of the contracts with customers; ii) identification of the performance obligations envisaged in the agreements; iii) determination of the transaction price; iv) allocation of the transaction price to the performance obligations envisaged in the agreements; and v) recognition of revenue when the performance obligation is fulfilled.

a) Sale of goods

Revenue from grain and sugarcane sales is recognized when the Company meets its performance obligations under its agreements with customers, usually when the products are delivered to the buyer at the given location, according to the agreed sales terms.

In the case of grains, the Company usually enters into sale contracts for future delivery determining that the price may be established by the Company, for the total or partial volume sold, up to the delivery, in accordance with formulae established in contract. In certain cases, this formula established in contract determines a price in U.S. dollars. The amount in Reais is also determined in contract, based on the exchange rate effective a few days before the date of financial settlement. The price can may be adjusted by other factors, such as humidity and other technical characteristics of grains.

For the sale of sugarcane, the Company normally enters into sale agreements for future deliveries, in which data such as volume and minimum ATR are pre-fixed. The pricing of sugarcane considers the ATR per ton of sugarcane delivered; the ATR amount is disclosed every month by Consecana.

Upon the delivery of grains, revenue is recognized based on the price agreed with each buyer considering the exchange rate effective on the delivery date. After the grains are delivered, the quality and final weight are evaluated, thus determining the final price of the transaction, and adjusting the contractual amounts, adjusted by the exchange rate at the settlement date.

b) Sale of farms

Sales of farms are not recognized in the statement of operations until (i) the sale is completed, (ii) the Company determines that it is probable the buyer will pay, (iii) the amount of revenue can be measured reliably, and (iv) the Company has transferred to the buyer the control that corresponds to the transfer of ownership.

The result from sales of farms is presented in the statement of operations as “Gain on sale of farm” being the difference between the consideration value for the sale and the book value of the farm sold.

c) Revenue from cattle raising

Revenue from the sale of cattle is recognized when the material risks and the benefits of cattle ownership are transferred to the buyer, usually when cattle is delivered to the buyer at the specified place, in accordance with the terms of the sale agreed upon.

The Company’s operation in Brazil consists basically of a the production and sale of beef calves after weaning (known as rearing). However, infertile animals may be sold to meat packers for slaughter. In the Paraguay operation, cattle are fattened for slaughtering. The pricing for sale of rearing cattle is based on the price of the arroba of fed cattle in the respective market (the arroba price is verified on the transaction date), the animal weight, plus the premium related to the category. The sale of animals for slaughter in Brazil and Paraguay consider the price of the arroba of fed cattle or heifer/cow on the date of sale in the respective market, applied to carcass yields.

Financial income and expenses

3.22. Financial income and expenses

These comprise interest and indexation charges and exchange variations arising from loan and financing contracts, short-term investments, accounts receivable from farms, trade accounts receivable, indexation charges and exchange variation recoverable and payable, gains and losses on measurement at fair value of derivative financial instruments and accounts receivable from sale of farms, as well as discounts obtained from suppliers for the prepayment of trade notes.

Leases

3.23. Leases

The Company leases land and has agricultural partnerships, as well as service agreements as recipient. The Company evaluates, on the effective date of agreements, if such agreement is or contains a lease arrangement, in other words, if the agreement provides the right to control the use of an asset identified for a period in exchange for consideration. The Company assesses the factors that may economically influence the decision to use extension and termination options. Factors such as financial benefits, market conditions, and operational strategies are analyzed to determine whether there is a reasonable expectation that the lease will be extended or maintained until the end of the agreed term. The inclusion of additional periods, resulting from extension options or the non-use of termination clauses, only occurs when there is enough evidence that these decisions reflect the entity’s true intention.

The Company as a lessee

The Company applies a single approach for recognizing and measuring all leases, except short-term leases and low-value asset leases. The Company recognizes lease liabilities to effect payments of the leases and right-of-use assets that represent the right to use underlying assets.

Right-of-use assets

The Company recognizes right-of-use assets on the effective date of the lease (i.e., the date on which the underlying asset is available for use). Right-of-use assets are measured at cost, deducting any accumulated depreciation and impairment losses, and adjusted by any remeasurement of lease liabilities.

The cost of right-of-use assets includes the amount of lease liabilities recognized, the initial direct costs incurred, and the payments of leases made until the effective date, less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the lease period.

Lease liabilities

On the effective date of the lease, the Company recognizes lease liabilities measured at the present value of the payments to be made during the lease period. Lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or rate and expected amounts to be paid under guarantees of residual value. Lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of fines due to termination of the lease agreement, if the lease period reflects the Company exercising the option to terminate the lease agreement.

Variable lease payments that are not linked to an index or rate are recognized as expenses (except if they were incurred to produce inventories) in the period in which the event or condition that generates these payments occurred.

When calculating the present value of lease payments, the Company uses its incremental borrowing rate at the effective date being the interest rate implicit in the lease when it cannot be easily determined. The incremental borrowing (nominal) rate is the rate the lessee would have to pay on a loan to obtain the funds needed to acquire an asset of similar value, in a similar economic environment, with equivalent terms and conditions. After the effective date, the lease liability is increased to reflect the accrued interest and reduced for any lease payments made.

Furthermore, the book value of lease liabilities is remeasured if there are any modifications, changes in lease period, changes in lease payments (e.g., changes in future payments resulting from a change in the index, rate or price used to determine such lease payments) or changes in the value of a purchase option of the underlying asset.

Short-term leases and low-value asset leases

The Company applies the short-term lease exemption for the short-term lease of machinery and equipment (i.e., lease periods equal to or less than 12 months as from the effective date and do not have purchase options). It also applies the low-value asset lease exemption to leases of office equipment of low value. Payments of short-term leases and low-value asset leases are recognized as an expense on a straight-line basis during the lease period.

The Company as a lessor

Leases in which the Company does not transfer substantially all risks and benefits of asset ownership are classified as operating leases. Revenue from rental is registered on a straight-line basis, during the lease period, and is included under revenue in the statement of operations, due to its operating nature. Initial direct costs incurred in negotiations of operating leases are added to the book value of the rented asset and recognized during the lease period with a base like that of revenue from rentals. Contingent rentals are recognized as revenue during the period in which they are calculated.

Distribution of dividends

3.24. Distribution of dividends

Distributions of dividends and interest on equity to the Company’s shareholders are recognized as a liability in the Company’s financial statements at year end when required by the Company’s Articles of Incorporation.

Any amount that exceeds the minimum required dividend is identified in the statement of changes in equity and only transferred to current liabilities on the date it is approved by the shareholders at the general meeting, according to the proposal presented by the Board of Directors.

Adjustment to present value – assets and liabilities

3.25. Adjustment to present value – assets and liabilities

Assets and liabilities, arising from long- or short-term operations of material effect, are adjusted to present value based on discount rates, which aim to reflect the best estimates, as regards to the time value of money.

The discount rate used varies in accordance with the characteristics of the assets and liabilities depending on the risk, term and nature with assumption as to the average rate of loans and financing raised by the Company, net of inflation effects.

Basic and diluted earnings (loss) per share

3.26. Basic and diluted earnings (loss) per share

The basic earnings (loss) per share are calculated by dividing net income (loss) by the average weighted number of outstanding common shares during the year.

The diluted earnings (loss) per share are similarly computed, except that outstanding shares include the number of additional shares that would be outstanding if the shares with potential dilution attributable to stock options and warrants had been issued during the related years, using the weighted average price of shares.

Statement of cash flows

3.27. Statement of cash flows

The cash flow statements are prepared and presented in accordance with IAS 7 - Statement of Cash Flows.

The interest paid and the dividends received from subsidiaries are classified as cash flows from financing and cash flows from investing activities, respectively, since they are for obtaining financial resources and return on the investments and are not considered operating activities by the Company.

Non-financial obligations

3.28. Non-financial obligations

Given the lack of accounting standards addressing reporting of obligations to deliver fixed amounts of soybean as consideration for the purchase of investment property under IAS 40, management exercised its judgment to assure:

●	Presentation of relevant economic information for decision-making by the users; and

●	Consistency in the financial statements, allowing for:

(i)	adequate presentation of the equity and financial position, the financial performance and the cash flows of the entity;

(ii)	reflect economic essence, other events and conditions, not merely their legal aspects;

(iii)	judicious; and

(iv)	complete in all material aspects.

BrasilAgro believes that the cost of acquisition of investment properties subject to IAS 40 includes the obligation to deliver agricultural products on future dates. This obligation is initially measured at its fair value on the date the property is recognized.

The Company remeasures the obligation for the future delivery of agricultural products for the purchase of properties at their fair value at the balance sheet against financial results.

Business combinations

3.29. Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Company acquires a business, the Company evaluates the financial assets and liabilities assumed for appropriate classification and allocation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Any contingent consideration to be transferred by the acquiring company will be recognized at fair value on the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the income statement in accordance with IFRS 9.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

Fair value measurement

3.30. Fair value measurement

The Company measures financial instruments (such as derivatives) and non-financial instruments (such as biological assets) at fair value on each balance sheet date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	in the principal market for the asset or liability; or

●	in the absence of a principal market, in the most advantageous market. The principal or more advantageous market must be accessible by the Company.

The fair value of an asset or liability is measured selecting assumptions that market participants would adopt when determining the price of an asset or liability, assuming that the market participants act in accordance with their best economic interest.

The fair value measurement of a non-financial liability considers the capacity of the market participant to generate economic benefits using the asset for its best use possible or selling it to another market participant that will use the asset in its best use.

The Company uses valuation techniques that are appropriate under certain circumstances and for which there are sufficient available data to measure the fair value, maximizing the use of significant observable data and minimizing the use of non-observable data.

All assets and liabilities for which the fair value is measured or disclosed in the financial statements are classified according to following fair value hierarchy:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities to which the entity may have access on the measurement date;

●	Level 2 – valuation techniques for which the information of lower level and significance for measurement of fair value is directly or indirectly observable; and

●	Level 3 – valuation techniques for which the information of lower level and significance for measurement of fair value is not available.

The Group has not changed any valuation techniques in determining Level 2 and Level 3 fair values.

New accounting standards, amendments and interpretations

3.31. New accounting standards, amendments and interpretations

The following amendments to standards were issued by the IASB but have not become effective for year ended June 30, 2026. Early adoption of standards, although encouraged by IASB, is not allowed in Brazil by the CPC.

●	IFRS 19 – Subsidiaries Without Public Responsibility: The IASB issued IFRS 19 to simplify and reduce the costs of preparing subsidiaries’ financial statements by standardizing their disclosures, meeting the needs of the parent company and information users. The Standard will come into effect on January 1, 2027. The Company does not expect these changes to have an impact on its financial statements.

●	IFRS 18 – Presentation and Disclosure of Financial Statements: This will replace IAS 1 – Presentation of Financial Statements, introducing new requirements for comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Although IFRS 18 does not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be widespread, particularly those related to the demonstration of financial performance and the provision of performance measures defined by management within the financial statements. Management is currently evaluating the detailed implications of applying the new standard to the Company’s financial statements. Based on a preliminary assessment, the following potential impacts have been identified:

o	Although the adoption of IFRS 18 will not have an impact on the Group’s net income (loss), the grouping of income and expense items in the statement of operations into the new categories is expected to have an impact on how the operating result is calculated and disclosed.

o	The line items presented in the primary financial statements may change as a result of the application of the improved principles on aggregation and disaggregation. Furthermore, because goodwill must be presented separately in the balance sheet, the Group will disaggregate goodwill and other intangible assets and present them separately in the balance sheet.

o	The Group does not expect a significant change in the information currently disclosed in the notes to the financial statements, as the requirement to disclose material information remains unchanged; however, the way in which information is grouped may change as a result of the aggregation/disaggregation principles. In addition, significant new disclosures will be required for: (i) performance measures defined by management; (ii) disclosure of the nature of certain expense items presented by function in the operating category of the statement of operations; and (iii) for the first year of application of IFRS 18, a reconciliation for each item in the statement of operations between the amounts restated under IFRS 18 and the amounts previously presented under IAS 1.

o	Regarding the statement of cash flows, there will be changes in how interest received and paid are presented. Interest paid will be presented as financing activities and interest received as investing activities.

The new standard is effective for annual periods beginning on or after January 1, 2027, with retrospective application, that is, comparative information for the year ending June 30, 2027 will be restated in accordance with IFRS 18.

●	Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments: On May 30, 2024, the IASB issued amendments to IFRS 9 - Financial Instruments and IFRS 7 - Financial Instruments: Disclosures to address recent practical issues, improve understanding, and include new requirements applicable to companies in general and not just financial institutions. The amendments are effective for periods beginning on or after January 1, 2026.

●	Annual Improvements to IFRS® Accounting Standards – Volume 11: the annual improvements are limited to amendments intended to clarify the wording of certain standards or to correct relatively minor unintended consequences, omissions, or conflicts between the requirements of the accounting standards. The amendments relate to the following standards:

o	IFRS 1 – “First-time Adoption of International Financial Reporting Standards”;

o	IFRS 7 – “Financial Instruments: Disclosures” and the related IFRS 7 Implementation Guidance;

o	IFRS 9 – “Financial Instruments”;

o	IFRS 10 – “Consolidated Financial Statements”; and

o	IAS 7 – “Statement of Cash Flows”

Effective for annual periods beginning on or after January 1, 2026. The Company does not expect these amendments to have an impact on its financial statements.

There are no other IFRS® Accounting Standards or IFRIC® Interpretations that have not yet come into effect that could have a significant impact on the Group’s financial statements.